RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 22, 2018
Due to Related Parties, Current	$ 407,706	$ 429,650
Revenue from Related Parties	0	0	$ 2,919,696
Related Party Transaction, Purchases from Related Party	0	0	4,664,452
Related Party Transaction, Expenses from Transactions with Related Party	17,698	19,246	19,572
Equity Method Investment, Ownership Percentage				99.00%
Loans and Leases Receivable, Related Parties	0	343,193	19,572
Mr. YonghongChe [Member]
Due to Related Parties, Current	$ 50,996	53,741
Equity Method Investment, Ownership Percentage	9.00%
Liulin Hongxing Coking Coal Trade Co., Ltd. ("Hongxing") [Member]
Revenue from Related Parties	$ 0	0	2,919,696
Mr. BingshanGuo [Member]
Due to Related Parties, Current	211,005	222,362
Mr. XiangyangGuo [Member]
Due to Related Parties, Current	145,704	153,547
Loans and Leases Receivable, Related Parties	0	148,045	0
Hongxing [Member]
Related Party Transaction, Purchases from Related Party	0	0	4,664,452
Related Party Transaction, Expenses from Transactions with Related Party	17,698	19,246	19,572
Loans and Leases Receivable, Related Parties	0	0	19,572
Bingsh [Member]
Loans and Leases Receivable, Related Parties	$ 0	$ 195,148	$ 0